Bank Loans (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Bank Loans [Line Items]
Bank loans	$ 30	$ 300
Short-term bank loans interest expense	$ 2,100	$ 1,300	$ 1,400
Weighted average interest rate	2.93%	3.55%	3.94%	2.93%
Real estate amount	$ 41,300	$ 24,600
Aggregate credit line	90,500			¥ 636.1
Bank Loans of Credit Line [Member]
Bank Loans [Line Items]
Aggregate credit line	$ 124,300			¥ 874.0